Allowance for Loan Losses - Allowance for Loan Losses and Recorded Investment in Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for loan losses:
Beginning balance	$ 35,537	$ 45,873	$ 41,667
Charge-offs	(31,080)	(24,023)	(55,613)
Recoveries	3,986	12,540	2,604
Net charge-offs	(27,094)	(11,483)	(53,009)
PROVISION FOR LOAN LOSSES	14,803	1,147	57,215
Reserves transferred			0
Ending balance	23,246	35,537	45,873
Ending balance: individually evaluated for impairment		933	1,049
Ending balance: collectively evaluated for impairment	23,246	34,604	44,824
Financing Receivables:
Ending balance	1,510,144	2,137,704	2,276,160
Ending balance: individually evaluated for impairment	10,229	36,915	82,442
Ending balance: collectively evaluated for impairment	1,499,915	2,100,789	2,193,718
Commercial Loans [Member]
Allowance for loan losses:
Beginning balance	27,828	33,197	34,227
Charge-offs	(20,056)	(21,090)	(51,265)
Recoveries	3,045	11,747	1,950
Net charge-offs	(17,011)	(9,343)	(49,315)
PROVISION FOR LOAN LOSSES	5,017	3,974	48,285
Reserves transferred			0
Ending balance	15,834	27,828	33,197
Ending balance: individually evaluated for impairment		916	951
Ending balance: collectively evaluated for impairment	15,834	26,912	32,246
Financing Receivables:
Ending balance	1,052,932	1,587,567	1,725,567
Ending balance: individually evaluated for impairment	3,584	28,772	71,443
Ending balance: collectively evaluated for impairment	1,049,348	1,558,795	1,654,124
Home Equity [Member]
Allowance for loan losses:
Beginning balance	3,375	2,734	2,566
Charge-offs	(4,568)	(1,646)	(2,489)
Recoveries	401	488	450
Net charge-offs	(4,167)	(1,158)	(2,039)
PROVISION FOR LOAN LOSSES	4,030	1,799	2,207
Reserves transferred			0
Ending balance	3,238	3,375	2,734
Ending balance: collectively evaluated for impairment	3,238	3,375	2,734
Financing Receivables:
Ending balance	174,165	213,757	238,562
Ending balance: individually evaluated for impairment	1,751	4,988	4,756
Ending balance: collectively evaluated for impairment	172,414	208,769	233,806
Residential Real Estate Loans [Member]
Allowance for loan losses:
Beginning balance	2,898	3,333	903
Charge-offs	(3,124)	(409)	(249)
Recoveries	198	15	14
Net charge-offs	(2,926)	(394)	(235)
PROVISION FOR LOAN LOSSES	3,541	(41)	2,665
Reserves transferred			0
Ending balance	3,513	2,898	3,333
Ending balance: individually evaluated for impairment			98
Ending balance: collectively evaluated for impairment	3,513	2,898	3,235
Financing Receivables:
Ending balance	276,993	305,552	273,413
Ending balance: individually evaluated for impairment	4,759	2,569	5,612
Ending balance: collectively evaluated for impairment	272,234	302,983	267,801
Other [Member]
Allowance for loan losses:
Beginning balance	1,436	6,609	3,971
Charge-offs	(3,332)	(878)	(1,610)
Recoveries	342	290	190
Net charge-offs	(2,990)	(588)	(1,420)
PROVISION FOR LOAN LOSSES	2,215	(4,585)	4,058
Reserves transferred			0
Ending balance	661	1,436	6,609
Ending balance: individually evaluated for impairment		17
Ending balance: collectively evaluated for impairment	661	1,419	6,609
Financing Receivables:
Ending balance	6,054	30,828	38,618
Ending balance: individually evaluated for impairment	135	586	631
Ending balance: collectively evaluated for impairment	$ 5,919	$ 30,242	$ 37,987